Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
January 31, 2024 (Unaudited)
Exchange-Traded Funds — 47.47% Shares Fair Value
iShares Core MSCI International Developed Markets ETF 493,900 $ 31,224,358
iShares Core MSCI Total International Stock ETF 468,000 29,867,760
iShares Core S&P 500 ETF 114,400 55,506,880
Schwab US Large-Cap ETF 962,800 55,101,044
SPDR Portfolio S&P 500 ETF 978,800 55,615,416
Vanguard FTSE All-World ex-US ETF 541,400 29,890,694
Vanguard S&P 500 ETF 125,000 55,477,500
Vanguard Total International Stock ETF 524,300 29,869,371
Total Exchange-Traded Funds
    (Cost $287,524,104) 342,553,023
U.S. Government & Agencies — 25.69%
(a)(b)
Principal
Amount
United States Treasury Bill, 5.31%, 3/28/2024 $ 66,351,000 65,809,099
United States Treasury Bill, 5.20%, 4/16/2024 75,000,000 74,191,120
United States Treasury Bill, 5.30%, 5/23/2024 46,173,000 45,433,924
Total U.S. Government & Agencies
    (Cost $185,443,065) 185,434,143
Total Investments — 73.16%
    (Cost $472,967,169) 527,987,166
Other Assets in Excess of Liabilities — 26.84%
(c)
193,744,744
Net Assets — 100.00% $ 721,731,910
(a) The rate shown represents effective yield at time of purchase.
(b) Non-income producing security.
(c) Includes cash held as margin for futures contracts.
ETF - Exchange-Traded Fun d.
SPDR - Standard & Poor's Depositary Receipt.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
January 31, 2024 (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
10-Year JGB Future 131 March 2024 $ 130,180,198 $ (563,691)
ASX SPI 200 Index Future 90 March 2024 11,280,256 163,522
Canadian 10 Year Bond Future 118 March 2024 10,680,112 (224,029)
Cocoa Future
(a)
246 March 2024 11,862,120 1,697,030
Coffee 'C' Future
(a)
104 March 2024 7,567,950 131,006
E-Mini S&P 500 Future 950 March 2024 231,348,751 3,963,075
Euro Bund Future 326 March 2024 47,852,080 (365,445)
Euro STOXX 50 Future 1,128 March 2024 56,857,050 928,375
Euro-BTP Italian Government Bond
Future
266
March 2024 34,196,305 725,459
Euro-Buxl 30 Year Bond Future 49 March 2024 7,283,025 (123,659)
Euro-OAT Future 212 March 2024 29,865,542 (31,853)
Gold Future
(a)
106 April 2024 21,914,440 248,930
London Cocoa Future
(a)
262 March 2024 12,892,975 1,355,234
London Robusta Coffee Future
(a)
81 March 2024 2,677,050 601,410
Mexican Peso Future 579 March 2024 16,747,575 (91,505)
MSCI EAFE Index Future 142 March 2024 15,854,300 12,910
ikkei 225 Future 98 March 2024 24,218,494 2,553,054
S&P/Toronto Stock Exchange 60 Index
Future
95
March 2024 17,961,436 97,978
Tokyo Price Index Future 212 March 2024 36,783,198 3,105,974
$ 14,183,775
SHORT CONTRACTS
Canada Canola Future
(a)
(180) March 2024 $ (1,634,659) $ 35,663
Cboe Volatility Index (VIX) Future (135) February 2024 (2,007,923) (81,393)
Chicago SRW Wheat Future
(a)
(292) March 2024 (8,690,650) 594,950
Corn Future
(a)
(995) March 2024 (22,300,438) 2,012,787
Crude Soybean Oil Future
(a)
(106) March 2024 (2,926,872) 144,186
Hang Seng Index Future (61) February 2024 (6,056,750) 258,271
Hard Red Winter Wheat Future
(a)
(167) March 2024 (5,193,700) 329,900
ICE EUA Future
(a)
(249) December 2024 (17,261,848) 2,557,176
Japanese Yen Future (319) March 2024 (27,447,956) 1,119,119
LME Zinc Future
(a)
(17) March 2024 (1,070,724) (56,814)
Milling Wheat Future
(a)
(406) March 2024 (4,622,610) 420,316
Natural Gas Future
(a)
(921) February 2024 (19,341,000) 529,050
Soybean Future
(a)
(136) March 2024 (8,311,300) 47,663
Soybean Meal Future
(a)
(99) March 2024 (3,646,170) (57,290)
$ 7,853,584
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.